INVESTMENTS (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Invested Assets - Equity Method Investments
Dividend received from other strategic investments	$ 17	$ 25	$ 12
Equity method investment percentage used to determine accounting treatment	5.00%
Undistributed earnings of other strategic investments in which AIG's ownership interest is less than 50 percent	9	8	7
Ownership in strategic investments with undistributed earnings, upper limit (as a percent)	50.00%	50.00%	50.00%
Equity method investments, Carrying Value	21,393	20,321
AIA Group Limited (AIA)
Other Invested Assets - Equity Method Investments
Percentage of equity method investments which is accounted under fair value option	33.00%	33.00%
Equity method investments, Carrying Value	12,367	11,134
All other equity method investments
Other Invested Assets - Equity Method Investments
Equity method investments, Carrying Value	$ 9,026	$ 9,187